Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating
Net loss	$ (15,734)	$ (1,911)
Non-cash items
Depreciation and amortization	235	49
Interest expense on lease liabilities	33
Stock-based compensation expense	2,198	435
Loss on change in fair value of warrants	1,994	7,629
Non-cash issue costs		764
Non-cash settlement included in payables		2,090
Accrued interest on Note payable	76	154
Changes in non-cash working capital balances
Prepaid expenses and deposits	(426)	(594)
Accounts payable and accrued liabilities	(2,424)	(4,876)
Cash (used in) provided by operating activities	(14,048)	3,740
Financing
Exercise of Derivative warrants	8,000
January 2021 Equity Offering, net of issuance costs	10,231
February 2021 Equity Offering, net of issuance costs	21,093
Exercise of Equity warrants	1,985
Exercise of stock options	14
Net proceeds from issuance of common shares	2,524	22,749
Note payable	174	1,500
Repayment of lease liabilities	(102)	(10)
Cash provided by financing activities	43,919	24,239
Investing
Purchase of property, plant and equipment	(152)
Purchase of patents	(183)	(103)
Cash used in investing activities	(335)	(103)
Increase in cash and cash equivalents	29,536	27,876
Cash and cash equivalents, beginning of the period	25,469	814
Cash and cash equivalents, end of the period	$ 55,005	$ 28,690